Contingencies, Commitments and Guarantees (Tables) (Insurance-related Assessments [Member])	12 Months Ended
Dec. 31, 2013
Insurance-related Assessments [Member]
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
Assets and liabilities held for insolvency assessments were as follows:

	December 31,
	2013	2012
	(In millions)
Other Assets:
Premium tax offset for future undiscounted assessments	$10	$19
Premium tax offsets currently available for paid assessments	10	2
	$20	$21
Other Liabilities:
Insolvency assessments	$14	$37